UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        05/10/2005


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           69

Form 13F Information Table Value Total: $         185,953



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      932    20000 SH       SOLE                    20000
ALCOA INC.                     COM              013817101     5473   180100 SH       SOLE                   180100
ANHEUSER BUSCH COS INC         COM              035229103     1090    23000 SH       SOLE                    23000
APPLIED MATLS INC              COM              038222105     8666   533300 SH       SOLE                   516500             16800
BAKER HUGHES INC               COM              057224107     1112    25000 SH       SOLE                    25000
BANK NEW YORK INC              COM              064057102     1813    62400 SH       SOLE                    62400
BAXTER INTL.                   COM              071813109     5644   166100 SH       SOLE                   166100
BEA SYSTEMS INC                COM              073325102     5092   638900 SH       SOLE                   628900             10000
BRISTOL MYERS- SQUIBB          COM              110122108     4685   184000 SH       SOLE                   176000              8000
CAMPBELL SOUP CO               COM              134429109     1849    63700 SH       SOLE                    63700
CHIRON CORP                    COM              170040109     5322   151800 SH       SOLE                   151800
CISCO SYSTEMS                  COM              17275R102     7440   415900 SH       SOLE                   408100              7800
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     6012   174400 SH       SOLE                   170900              3500
COCA COLA CO COM               COM              191216100     1667    40000 SH       SOLE                    40000
COMCAST CORP CL A              COM              20030N101      844    25000 SH       SOLE                    25000
COSTCO WHOLESALE CORP.         COM              22160K105      884    20000 SH       SOLE                    20000
Cambior Inc                    COM              13201l103       43    19900 SH       SOLE                                      19900
DELL COMPUTER CORP.            COM              24702R101      515    13400 SH       SOLE                    13400
DIRECTV GROUP, INC. (THE)      COM              25459L106     3579   248200 SH       SOLE                   248200
ELI LILLY & CO COM             COM              532457108      521    10000 SH       SOLE                    10000
EMC CORP                       COM              268648102     8205   666000 SH       SOLE                   642600             23400
Echostar Communications-A      COM              278762109     1521    52000 SH       SOLE                    52000
FOREST LABORATORIES INC        COM              345838106     1404    38000 SH       SOLE                    38000
FREEPORT MCMORAN COPPER        COM              35671D857     3307    83500 SH       SOLE                    83500
GENERAL ELECTRIC CORP.         COM              369604103     5712   158400 SH       SOLE                   158400
HEINZ H J CO COM               COM              423074103      553    15000 SH       SOLE                    15000
HOME DEPOT INC COM             COM              437076102     3442    90000 SH       SOLE                    90000
INTEL CORP.                    COM              458140100     8256   355400 SH       SOLE                   342700             12700
Infineon Technolgies AG ADR    COM              45662n103      134    14000 SH       SOLE                                      14000
JUNIPER NETWORKS               COM              48203r104     1125    51000 SH       SOLE                    51000
KEY ENERGY GROUP INC           COM              492914106      115    10000 SH       SOLE                                      10000
KINROSS GOLD CORP.             COM              496902404      256    42700 SH       SOLE                                      42700
LOWES COS INC COM              COM              548661107      571    10000 SH       SOLE                    10000
LUCENT TECHNOLOGIES INC        COM              549463107      151    55000 SH       SOLE                                      55000
MARSH & McLENNAN COS           COM              571748102     1521    50000 SH       SOLE                    50000
MBNA CORP                      COM              55262L100      614    25000 SH       SOLE                    25000
MCKESSON HBOC Inc              COM              58155Q103     7939   210300 SH       SOLE                   207800              2500
MEDIMMUNE INCC                 COM              584699102     1264    53100 SH       SOLE                    53100
MELLON BANK                    COM              58551A108     2043    71600 SH       SOLE                    71600
MERCK & CO INC COM             COM              589331107     1489    46000 SH       SOLE                    45000              1000
MICRON TECHNOLOGY              COM              595112103     8770   848200 SH       SOLE                   819100             29100
MICROSOFT CORP COM             COM              594918104     1457    60300 SH       SOLE                    60300
MORGAN STANLEY DEAN WITTER DIS COM              617446448     3143    54900 SH       SOLE                    54900
MOTOROLA INC COM               COM              620076109     6729   449500 SH       SOLE                   438000             11500
NEWMONT MINING CORP            COM              651639106     4322   102300 SH       SOLE                   102300
NORTEL NETWORKS                COM              656568102      180    66100 SH       SOLE                                      66100
Northgate Exploration Ltd      COM              666416102      244   170600 SH       SOLE                                     170600
PAYCHEX, INC.                  COM              704326107     2140    65200 SH       SOLE                    65200
PFIZER INC                     COM              717081103     3047   116000 SH       SOLE                   115000              1000
RED HAT INC                    COM              756577102     4282   392500 SH       SOLE                   365800             26700
RF MICRO DEVICES INC.          COM              749941100     2666   510700 SH       SOLE                   484100             26600
RITE AID CORP.                 COM              767754104      154    38800 SH       SOLE                                      38800
SANMINA CORP-SCI CORP          COM              800907107     3123   598315 SH       SOLE                   572615             25700
SARA LEE CORP                  COM              803111103     3909   176400 SH       SOLE                   176400
SCHERING PLOUGH CORP           COM              806605101     5819   320600 SH       SOLE                   314100              6500
SGS THOMSON MICROELECTRONICS   COM              861012102      207    12400 SH       SOLE                                      12400
SPRINT CORP                    COM              852061100     3831   168400 SH       SOLE                   168400
SYMANTEC                       COM              871503108     1962    92000 SH       SOLE                    90000              2000
TEXAS INSTRUMENTS              COM              882508104     1973    77400 SH       SOLE                    73400              4000
TIME WARNER INC.               COM              887317105     1952   111200 SH       SOLE                   105000              6200
TJX COMPANIES INC              COM              872540109     1355    55000 SH       SOLE                    55000
UNIVISION COMMUNICATIONS-A     COM              914906102     1108    40000 SH       SOLE                    40000
United Microelectronics Corp A COM              910873207       67    20000 SH       SOLE                                      20000
WAL MART STORES INC            COM              931142103     1308    26100 SH       SOLE                    26100
WALGREEN INC.                  COM              931422109     1341    30200 SH       SOLE                    30200
WEBMD CORP                     COM              94769M105     5374   632200 SH       SOLE                   601000             31200
WYETH                          COM              983024100     1928    45700 SH       SOLE                    45700
YAHOO! INC                     COM              984332106      746    22000 SH       SOLE                    22000
LUCENT TECHNOLOGIES-CW07                        549463131       11    16182 SH       SOLE                    15812               370